SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

18.                               SHARE-BASED COMPENSATION PLAN

Share Incentive Plan

On January 1, 2005, the Company’s board of directors approved the Pactera Technology International Ltd. Share Incentive Plan (“Share Incentive Plan”).  The maximum number of common shares that may be granted under this plan will not exceed 734,862 shares.  In 2006, the Company’s board of directors approved an additional 3,039,819 shares for grants under the Share Incentive Plan.  In 2007, the Company’s board of directors approved an additional 1,111,254 shares for grant.  In 2008, the Company’s board of directors approved an additional 290,213 shares for grant.  In 2009, the Company’s board of directors approved an additional 716,938 shares for grant.  In March 2010, the Company’s board of directors approved 716,938 shares pursuant to a special option plan.

2011 Equity Incentive Plan

On July 1, 2011, the Company’s board of directors approved the Pactera Technology International Ltd. Stock Incentive Plan (“2011 Equity Incentive Plan”).  The total number of common shares that may be issued under this plan as of the effective date of this plan was 1,290,489. Upon merger and equals with VanceInfo,  the board of directors approved the First Amendment to Hisoft Technology International Limited 2011 Equity Incentive Plan (“ Amended 2011 Equity Incentive Plan”) and the total number of shares which may be issued under this plan was increased to 8,048,874, with an annual increase to be added on January 1 of each calendar year during the term of this plan, commencing from January 1, 2014, equal to the lesser of (i) 2.5% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) a lesser number of shares determined by the Compensation Committee of the Company’s board of directors, and subject to adjustment based on a change in the capital structure of the Company and other significant corporate events as specified in this Amended 2011 Equity Incentive Plan.  In addition to the above maximum aggregate number of common shares may be issued under this plan, the Compensation Committee may authorize, grant and issue common shares and stock options pursuant to or in substitution for any options or other awards assumed in connection with any mergers or other acquisitions; provided that such grants comply with all applicable laws and the rules of any exchange on which the Company’s common shares are traded.

As of December 31, 2012, the maximum number of common shares that may be delivered under this plan was 8,048,874 common shares and 5,007,630 options and nonvested shares have been granted to employees under this plan.

No options shall be exercisable after ten years from the date of grant.  The options will vest first 1/2, 1/3 or 1/4 on a date specified in the option award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

VanceInfo 2005 Stock Plan

Pursuant to the merger of equals with VanceInfo, the Group adopted the 2005 Stock Option Plan (“VanceInfo 2005 Stock Option Plan”), which assumed from VanceInfo and allowed the Group to grant options to the former VanceInfo’s employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date. As of December 31, 2012, 1,093,435 options and nonvested shares have been granted to employees under this plan.

VanceInfo 2007 Stock Incentive Plan

The Group also adopted the 2007 Share Incentive Plan (“VanceInfo 2007 Share Incentive Plan”), which assumed from VanceInfo and the Group authorized to grant to the former VanceInfo’s employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008 .The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries or 1/4 on each of the anniversaries from the first vesting date. As of December 31, 2012, 2,507,996 options and nonvested shares have been granted to employees under this plan.

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days for termination with cause, 60 days for termination without cause, 6 months for death or disability after his or her severance date to exercise the options (or portion thereof) to the extent they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date.

Option exercise

The option shall be exercisable by the delivery of a written notice to the secretary of the Group, in the form approved by the Group, stating the number of common shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

I.                                        Stock Options

Changes in options outstanding were as follows:

(i)                                     Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per optionat
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2010	3,880,801	$4.18
Granted	1,135,702	$5.58	$3.07	—
Exercised	(301,898)	$3.77
Cancelled	(205,821)	$5.58

Share options outstanding as of December 31, 2010	4,508,784	$4.46
Granted	114,685	$16.74	$8.93	—
Exercised	(1,007,740)	$4.18
Cancelled	(217,539)	$9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	$4.34
Cancelled	(81,840)	$6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58

(ii)                                  2011 Equity Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79

Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46

The options vest ratably over one to four year period, which is generally the service period and exercisable over a period of ten years from the date of grant.

(iii)                               VanceInfo 2005 Stock Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair value as of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97

(iv)                              VanceInfo 2007 Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair valur of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57

Information with respect to options outstanding as of December 31, 2012 is as follows:

(i)                                     Share Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,915,171	5.04	4.58	9,982,749	2,799,911	4.93	4.55	9,717,201

In 2010, 2011 and 2012, 301,898, 1,007,740 and 401,179 options, respectively, were exercised.  Total intrinsic value of options exercised in each of those years was $5,368, $11,142 and $ 1,881 in 2010, 2011 and 2012, respectively.

(ii)                                  2011 Equity Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

249,139	8.98	$7.46	147,748	34,055	8.85	8.79	—

In 2012, there was nil option being exercised under this plan and 34,055 options was exercisable as of December 31, 2012.

(iii)                               VanceInfo 2005 Stock Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

1,032,095	3.56	$1.97	6,169,583	1,032,095	3.56	$1.97	6,169,583

In 2012, there was 61,340 options being exercised under this plan and 1,032,095 options was exercisable as of December 31, 2012.

(iv)                              VanceInfo 2007 Share Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,482,088	3.59	$7.57	1,562,454	896,559	2.47	$6.89	1,165,326

In 2012, there was 25,908 options being exercised under this plan and 896,559 options was exercisable as of December 31, 2012.

A summary of the status of the Group’s options to be vested as of December 31, 2010, 2011 and 2012 and changes during the years ended December 31, 2010, 2011 and 2012 is as below:

(i)                                     Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2010	955,303	$1.39	$5.02
Granted	1,135,702	3.07	5.58
Vested	(523,701)	1.53	4.74
Forfeited	(205,821)	2.65	5.58

As of December 31, 2010	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	7.63	8.88

Vested and expect to vest as of December 31, 2012	4,676,796		4.45

(ii)                                  2011 Equity Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	34,055	$4.32	$8.79
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	34,055	$4.32	$8.79

Granted	215,082	$3.77	$7.25
Vested	(34,055)	$4.32	$8.79
Forfeited	2	$3.89	$7.60

As of December 31, 2012	215,084	$3.77	$7.25

Vested and expect to vest as of December 31, 2012	249,139		$7.46

(iii)                               VanceInfo 2005 Stock Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	$1.71	$3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90

Vested and expect to vest as of December 31, 2012	1,093,435		$1.90

(iv)                              VanceInfo 2007 Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	$3.47	$6.57
Forfeited	(49,088)	$8.35	$7.96

As of December 31, 2012	2,426,615	$6.23	$7.58

Vested and expect to vest as of December 31, 2012	2,507,996		$7.55

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2010, 2011 and 2012 respectively except for the options assumed under the merger and equals with VanceInfo on November 9, 2012:

	2010	2011	2012

Risk-free interest rate	1.90% - 3.04%	1.44% - 2.90%	1.04%
Expected dividend yield	—	—	—
Expected life (years)	5.5 - 6.1	5.5 - 6.1	6.5
Expected volatility	47% - 55%	53%	53%
Exercise price	$4.18 - $19.25	$8.79 - $22.18	7.25
Fair value of the underlying common shares	$5.44 - $19.25	$8.79 - $22.18	7.49

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

The fair value of the options granted under the merger and equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility (1)	52.0% - 66.0%
Risk-free interest rate (2)	0.7% - 1.4%
Expected dividend yield (3)	Nil
Exercise price (4)	$4.58 - $ 11.00
Fair value of the underlying ordinary shares (5)	$7.49

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)                                 Risk-free interest rate

Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)                                 Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation.  When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

There was $3,876 of total unrecognized compensation expense related to share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 2.16 years according to the graded vesting schedule.

II.                                   Nonvested shares

The Group granted nonvested shares to its executives and senior management.  Disposition of such shares are restricted, except in compliance with applicable securities laws.  The fair value of the nonvested shares was calculated by the Group with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the nonvested shares on that date.

Similar to the options, the nonvested shares will vest first 1/2, 1/3 or 1/4 on a date specified in the share award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/24, 1/36 or 1/48 respectively on each of the monthly anniversaries or 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

The following table summarizes information regarding the nonvested shares granted:

(i)                                     Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2010	323,071	$3.91	$1,258,724
Granted	446,949	7.81	3,509,610
Vested	(211,043)	5.02	(1,058,818)
Forfeited	(221,534)	4.04	(902,750)

Outstanding as of December 31, 2010	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	13.57	3,102,299

Nonvested shares vested and expect to vest as of December 31, 2012	1,689,610

(ii)                                  2011 Equity Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted	1,052,509	$10.04	$10,676,967
Vested	—	—	—
Forfeited	(6,811)	11.16	(76,000)

Outstanding as of December 31, 2011	1,045,698	$10.18	$10,600,967
Granted	3,833,474	$7.83	$30,027,735
Vested	(291,513)	$10.41	(3,034,746)
Forfeited	(120,680)	$10.95	(1,321,957)

Outstanding as of December 31, 2011	4,466,979	$8.13	$36,271,999

Nonvested shares vested and expect to vest as of December 31, 2012	4,758,492

(iii)                               VanceInfo 2007 Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	$16.23	(239,145)
Forfeited	(24,157)	$14.13	(341,308)

Outstanding as of December 31, 2011	683,974	$16.65	$11,388,057

Nonvested shares vested and expect to vest as of December 31, 2012	698,712

Compensation cost recognized in relation to nonvested shares was $1,919, $4,388 and $9,600 in 2010, 2011 and 2012, respectively.

There was $28,988 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 2.51 years.

III.                              Performance based share award options and nonvested shares

		Weighted
		average
	Number of	grant date	Intrinsic
	share units	fair value	value

Granted	695,430	9.96	6,925,500

Outstanding as of December 31, 2011	695,430	9.96	6,925,500
Granted	1,870,614	7.07	13,064,870
Vested	—	—	—
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	$7,86	$19,453,321

Option and nonvested shares vested and expect to vest as of December 31, 2012	2,939,611

On November 9, 2012, the Board approved to amend the existing options and nonvested shares such that the performance-based vesting criteria shall no longer apply. Accordingly, 1,118,424 performance based share options and nonvested shares were no longer subject to the performance-based vesting criteria as of December 31, 2012. The incremental cost of $1,915 was recorded in 2012 as a result of this modification.

IV                                  Nonvested shares of a subsidiary granted to employees

As a result of the merger of equals with VanceInfo, the Company has a subsidiary named Pactera Financial Solutions Limited (“Pactera Financial Solutions”). Under the previous contractual agreement, the Company granted 33.3% equity interest or 1,000,000 ordinary shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment. The Company is entitled to the right of repurchasing all equity interest held by the key employees after December 31, 2012. As of December 31, 2012, 395,000 of the previously granted nonvested shares were vested. Accordingly, there was 16.5% non-controlling interest in Pactera Financial Solutions.

Share-based compensation expense

The Group recognizes compensation cost on the options using the graded vesting method. No tax benefit related thereto has been recognized by the Group.

The following table shows the share-based compensation expenses included in the consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012:

	2010	2011	2012

Cost of revenues	$606	$234	$165
General and administrative	3,136	4,906	10,405
Selling and marketing	259	516	494

Total	$4,001	$5,656	$11,064